Divestitures (Summary Of Effect Change In HPC) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (Loss) from discontinued operations before income taxes	$ 466.3	$ 466.1	$ 59.8
As Previously Reported [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	3,145.9	3,010.6	3,038.3
Cost of goods sold	1,992.3	1,833.5	1,791.7
Gross profit	1,153.6	1,177.1	1,246.6
Operating expenses	1,051.6	894.1	911.7
Operating (loss) income	102.0	283.0	334.9
Interest expense	264.6	309.9	334.5
Other non-operating expense, net		4.2
Other non-operating income, net	(6.3)		(8.8)
Income (Loss) from discontinued operations before income taxes	(156.3)	(31.1)	9.2
Home And Personal Care [Member] | Effect Of HPC Reclassification From Held For Sale To Held And Used [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	1,110.5	1,132.3	1,169.6
Cost of goods sold	749.1	759.9	803.4
Gross profit	361.4	372.4	366.2
Operating expenses	268.8	271.9	265.1
Operating (loss) income	92.6	100.5	101.1
Interest expense	1.5	1.9	2.5
Other non-operating expense, net	2.4	0.9	3.2
Income (Loss) from discontinued operations before income taxes	88.7	97.7	95.4
Home And Personal Care [Member] | After HPC Reclassification [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	4,256.4	4,142.9	4,207.9
Cost of goods sold	2,741.4	2,593.4	2,595.1
Gross profit	1,515.0	1,549.5	1,612.8
Operating expenses	1,320.4	1,166.0	1,176.8
Operating (loss) income	194.6	383.5	436.0
Interest expense	266.1	311.8	337.0
Other non-operating expense, net		5.1
Other non-operating income, net	(3.9)		(5.6)
Income (Loss) from discontinued operations before income taxes	(67.6)	66.6	104.6
Global Auto Care [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Write-down of assets of business held for sale to fair value less cost to sell	107.2
Global Auto Care [Member] | Effect Of GAC Reclassification From Held And Used To Held For Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	447.7	436.4	453.7
Cost of goods sold	267.0	223.3	213.9
Gross profit	180.7	213.1	239.8
Operating expenses	210.3	117.1	125.6
Operating (loss) income	(29.6)	96.0	114.2
Interest expense	2.1	1.4	0.1
Other non-operating expense, net	0.2	0.1	1.6
Income (Loss) from discontinued operations before income taxes	(31.9)	94.5	112.5
Global Auto Care [Member] | After GAC Reclassification [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	3,808.7	3,706.5	3,754.2
Cost of goods sold	2,474.4	2,370.1	2,381.2
Gross profit	1,334.3	1,336.4	1,373.0
Operating expenses	1,110.1	1,048.9	1,051.2
Operating (loss) income	224.2	287.5	321.8
Interest expense	264.0	310.4	336.9
Other non-operating expense, net		5.0
Other non-operating income, net	(4.1)		(7.2)
Income (Loss) from discontinued operations before income taxes	$ (35.7)	$ (27.9)	$ (7.9)